S-K 1602(c) Dilution	Dec. 31, 2025 USD ($) $ / shares shares
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10.57
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.57)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	3.17
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.83
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	4.1
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.9
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	5.86
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.14
Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ (0.52)
Net Tangible Book Value	$ (104,898)
Net Tangible Book Value, Adjusted	$ (3,984,798)
Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 7.43
Net Tangible Book Value	$ (104,898)
Net Tangible Book Value, Adjusted	$ 241,015,202
Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 6.86
Net Tangible Book Value	$ (104,898)
Net Tangible Book Value, Adjusted	$ 179,765,202
Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 5.94
Net Tangible Book Value	$ (104,898)
Net Tangible Book Value, Adjusted	$ 118,515,202
Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 4.17
Net Tangible Book Value	$ (104,898)
Net Tangible Book Value, Adjusted	$ 57,265,202
With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ (0.56)
Net Tangible Book Value	$ (104,898)
Net Tangible Book Value, Adjusted	$ (4,875,198)
With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 7.41
Net Tangible Book Value	$ (104,898)
Net Tangible Book Value, Adjusted	$ 276,499,802
With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 6.84
Net Tangible Book Value	$ (104,898)
Net Tangible Book Value, Adjusted	$ 206,156,052
With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 5.91
Net Tangible Book Value	$ (104,898)
Net Tangible Book Value, Adjusted	$ 135,812,302
With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	$ 4.15
Net Tangible Book Value	$ (104,898)
Net Tangible Book Value, Adjusted	$ 65,468,552
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (0.53)
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.42
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.85
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.93
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.16
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.57)
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.4
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.83
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.9
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.14
Dilution to public shareholders [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	10.53
Dilution to public shareholders [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	2.58
Dilution to public shareholders [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	3.15
Dilution to public shareholders [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	4.07
Dilution to public shareholders [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	5.84
Dilution to public shareholders [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	10.57
Dilution to public shareholders [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	2.6
Dilution to public shareholders [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	3.17
Dilution to public shareholders [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	4.1
Dilution to public shareholders [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.86
Net proceeds from this offering and the sale of the private placement warrants [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ 251,250,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	251,250,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	251,250,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	251,250,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	251,250,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	288,750,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	288,750,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	288,750,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	288,750,000
Net proceeds from this offering and the sale of the private placement warrants [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	288,750,000
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	104,700
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	104,700
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	104,700
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	104,700
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	104,700
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	104,700
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	104,700
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	104,700
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	104,700
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	104,700
Deferred Underwriting Commissions [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(5,000,000)
Deferred Underwriting Commissions [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(10,000,000)
Deferred Underwriting Commissions [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(8,750,000)
Deferred Underwriting Commissions [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(7,500,000)
Deferred Underwriting Commissions [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(6,250,000)
Deferred Underwriting Commissions [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(6,125,000)
Deferred Underwriting Commissions [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(12,250,000)
Deferred Underwriting Commissions [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(10,718,750)
Deferred Underwriting Commissions [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(9,187,500)
Deferred Underwriting Commissions [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(7,656,250)
Overallotment Liability [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(234,600)
Overallotment Liability [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(234,600)
Overallotment Liability [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(234,600)
Overallotment Liability [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(234,600)
Overallotment Liability [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(234,600)
Overallotment Liability [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(250,000,000)
Amounts paid for redemptions [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(62,500,000)
Amounts paid for redemptions [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(125,000,000)
Amounts paid for redemptions [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(187,500,000)
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(287,500,000)
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(71,875,000)
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(143,750,000)
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ (215,625,000)
Ordinary shares outstanding prior to this offering [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,625,000
Ordinary shares outstanding prior to this offering [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,625,000
Ordinary shares outstanding prior to this offering [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,625,000
Ordinary shares outstanding prior to this offering [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,625,000
Ordinary shares outstanding prior to this offering [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,625,000
Ordinary shares outstanding prior to this offering [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,625,000
Ordinary shares outstanding prior to this offering [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,625,000
Ordinary shares outstanding prior to this offering [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,625,000
Ordinary shares outstanding prior to this offering [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,625,000
Ordinary shares outstanding prior to this offering [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	8,625,000
Ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,125,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,125,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,125,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,125,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,125,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares offered and sale of private placement shares [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered and sale of private placement shares [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered and sale of private placement shares [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered and sale of private placement shares [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered and sale of private placement shares [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered and sale of private placement shares [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Ordinary shares offered and sale of private placement shares [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Ordinary shares offered and sale of private placement shares [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Ordinary shares offered and sale of private placement shares [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Ordinary shares offered and sale of private placement shares [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Ordinary shares redeemed [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(25,000,000)
Ordinary shares redeemed [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(6,250,000)
Ordinary shares redeemed [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(12,500,000)
Ordinary shares redeemed [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(18,750,000)
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(28,750,000)
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(7,187,500)
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(14,375,000)
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(21,562,500)